Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 343,038	¥ 2,358,556	¥ 1,949,631
Restricted cash	38,574	265,214	242,494
Accounts and notes receivable (net of allowance for doubtful debt of RMB73,656 and RMB70,970 (US$10,322) as of December 31, 2017 and 2018, respectively)	76,257	524,305	455,811
Short-term investments	35,636	245,014	548,890
Inventories	267	1,834	710
Prepaid expenses and other current assets	168,385	1,157,740	933,750
Amounts due from related parties	18,245	125,446	114,256
Total current assets	680,402	4,678,109	4,245,542
Non-current assets:
Property and equipment, net	586,320	4,031,242	3,319,424
Intangible assets, net	51,678	355,313	401,115
Land use rights, net	21,452	147,493	163,671
Goodwill	143,921	989,530	989,530
Restricted cash	5,418	37,251	3,344
Deferred tax assets	23,190	159,441	172,818
Long-term investments	79,168	544,323	510,926
Amounts due from related parties	5,007	34,424	20,210
Other non-current assets	25,248	173,591	81,581
Total non-current assets	941,402	6,472,608	5,662,619
Total assets	1,621,804	11,150,717	9,908,161
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB50,000 and RMB50,000 (US$7,272) as of December 31, 2017 and 2018, respectively)	7,272	50,000	50,000
Accounts and notes payable (including accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB157,970 and RMB258,048 (US$37,532) as of December 31, 2017 and 2018, respectively)	56,652	389,508	252,892
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of RMB368,190 and RMB392,619 (US$57,104) as of December 31, 2017 and 2018, respectively)	95,894	659,320	657,133
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of RMB403,244 and RMB670,037 (US$97,453) as of December 31, 2017 and 2018, respectively)	97,453	670,037	403,244
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of RMB49,699 and RMB51,026 (US$7,421) as of December 31, 2017 and 2018, respectively)	8,400	57,754	55,753
Income taxes payable (including income taxes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB7,400 and RMB8,519 (US$1,239) as of December 31, 2017 and 2018, respectively)	1,907	13,111	13,309
Amounts due to related parties (including amounts due to related parties-current of the Consolidated VIEs without recourse to the primary beneficiaries of RMB16,053 and RMB51,763 (US$7,529) as of December 31, 2017 and 2018, respectively)	7,611	52,328	55,675
Current portion of long-term bank borrowings (including current portion of long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB70,289 and RMB75,284 (US$10,950) as of December 31, 2017 and 2018, respectively)	10,950	75,284	70,289
Current portion of capital lease obligations (including current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries of RMB201,315 and RMB219,695 (US$31,953) as of December 31, 2017 and 2018, respectively)	31,953	219,695	201,315
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB4,574 and RMB4,173 (US$607) as of December 31, 2017 and 2018, respectively)	607	4,173	4,574
Total current liabilities	318,699	2,191,210	1,764,184
Non-current liabilities:
Non-current portion of long term bank borrowings (including long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB187,638 and RMB112,000 (US$16,290) as of December 31, 2017 and 2018, respectively)	16,290	112,000	187,638
Bonds payable (including bonds payable of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2017 and 2018, respectively)	296,391	2,037,836	1,929,208
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries of RMB687,176 and RMB852,287 (US$123,960) as of December 31, 2017 and 2018, respectively)	111,409	765,993	600,882
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of RMB13,225 and RMB4,938 (US$718) as of December 31, 2017 and 2018, respectively)	971	6,677	16,511
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB109,339 and RMB84,568 (US$12,300) as of December 31, 2017 and 2018, respectively)	22,939	157,720	190,873
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB17,861 and RMB11,619 (US$1,690) as of December 31, 2017 and 2018, respectively)	1,690	11,619	17,861
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries of nil and RMB 504,478 (US$73,373) as of December 31, 2017 and 2018, respectively)	73,373	504,478
Total non-current liabilities	523,063	3,596,323	2,942,973
Total liabilities	841,762	5,787,533	4,707,157
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,329,575	9,141,494	8,980,407
Accumulated other comprehensive (loss) income	12,505	85,979	(2,673)
Statutory reserves	6,167	42,403	38,736
Accumulated deficit	(558,219)	(3,838,032)	(3,629,300)
Treasury stock	(49,114)	(337,683)	(337,683)
Total 21Vianet Group, Inc. shareholders' equity	740,921	5,094,207	5,049,533
Noncontrolling interest	39,121	268,977	151,471
Total shareholders' equity	780,042	5,363,184	5,201,004
Total liabilities and shareholders' equity	1,621,804	11,150,717	9,908,161
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	5	34	34
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	$ 2	¥ 12	¥ 12